Supplemental Geographical Information Based on Location of the Company and Its Subsidiaries (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended												12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Net sales and other operating revenue:
External customers													¥ 9,877,947	¥ 7,948,095	¥ 8,936,867
Total	2,744,960	2,425,792	2,271,286	2,435,909	2,405,062	1,942,545	1,885,892	1,714,596	2,213,079	2,110,414	2,251,911	2,361,463	9,877,947	7,948,095	8,936,867
Cost of sales, SG&A and R&D expenses													9,333,137	7,716,731	8,367,092
Operating income (loss)	135,989	131,941	100,867	176,013	111,976	44,298	52,511	22,579	46,206	125,653	163,473	234,443	544,810	231,364	569,775
Assets	13,635,357				11,787,599				11,577,714				13,635,357	11,787,599	11,577,714
Long-lived assets	4,350,818				3,534,908				3,391,573				4,350,818	3,534,908	3,391,573
Japan
Net sales and other operating revenue:
External customers													1,925,333	1,774,573	1,834,003
Transfers between geographic areas													1,968,179	1,588,379	1,777,204
Total													3,893,512	3,362,952	3,611,207
Cost of sales, SG&A and R&D expenses													3,715,084	3,472,786	3,545,089
Operating income (loss)													178,428	(109,834)	66,118
Assets	3,264,383				3,112,901				2,882,470				3,264,383	3,112,901	2,882,470
Long-lived assets	1,167,236				1,048,402				1,053,168				1,167,236	1,048,402	1,053,168
North America
Net sales and other operating revenue:
External customers													4,612,361	3,500,245	3,941,505
Transfers between geographic areas													244,741	214,511	206,392
Total													4,857,102	3,714,756	4,147,897
Cost of sales, SG&A and R&D expenses													4,648,184	3,491,463	3,846,975
Operating income (loss)													208,918	223,293	300,922
Assets	7,645,540				6,333,851				6,209,145				7,645,540	6,333,851	6,209,145
Long-lived assets	2,481,097				1,970,631				1,852,542				2,481,097	1,970,631	1,852,542
Europe
Net sales and other operating revenue:
External customers													536,856	519,329	618,426
Transfers between geographic areas													105,254	61,463	80,872
Total													642,110	580,792	699,298
Cost of sales, SG&A and R&D expenses													641,650	592,901	709,501
Operating income (loss)													460	(12,109)	(10,203)
Assets	673,667				568,790				564,678				673,667	568,790	564,678
Long-lived assets	124,088				111,354				106,633				124,088	111,354	106,633
Asia
Net sales and other operating revenue:
External customers													1,926,434	1,276,621	1,594,058
Transfers between geographic areas													379,213	213,857	247,109
Total													2,305,647	1,490,478	1,841,167
Cost of sales, SG&A and R&D expenses													2,158,889	1,413,608	1,690,530
Operating income (loss)													146,758	76,870	150,637
Assets	1,523,192				1,070,331				1,049,113				1,523,192	1,070,331	1,049,113
Long-lived assets	434,827				274,182				231,867				434,827	274,182	231,867
Other Regions
Net sales and other operating revenue:
External customers													876,963	877,327	948,875
Transfers between geographic areas													19,504	15,805	33,208
Total													896,467	893,132	982,083
Cost of sales, SG&A and R&D expenses													860,773	836,176	912,534
Operating income (loss)													35,694	56,956	69,549
Assets	660,856				611,818				658,636				660,856	611,818	658,636
Long-lived assets	143,570				130,339				147,363				143,570	130,339	147,363
Total
Net sales and other operating revenue:
External customers													9,877,947	7,948,095	8,936,867
Transfers between geographic areas													2,716,891	2,094,015	2,344,785
Total													12,594,838	10,042,110	11,281,652
Cost of sales, SG&A and R&D expenses													12,024,580	9,806,934	10,704,629
Operating income (loss)													570,258	235,176	577,023
Assets	13,767,638				11,697,691				11,364,042				13,767,638	11,697,691	11,364,042
Long-lived assets	4,350,818				3,534,908				3,391,573				4,350,818	3,534,908	3,391,573
Reconciling Items
Net sales and other operating revenue:
Transfers between geographic areas													(2,716,891)	(2,094,015)	(2,344,785)
Total													(2,716,891)	(2,094,015)	(2,344,785)
Cost of sales, SG&A and R&D expenses													(2,691,443)	(2,090,203)	(2,351,660)
Operating income (loss)													(25,448)	(3,812)	6,875
Assets	(132,281)				89,908				213,672				(132,281)	89,908	213,672
Other Adjustments
Net sales and other operating revenue:
Cost of sales, SG&A and R&D expenses															14,123
Operating income (loss)															¥ (14,123)